PROPERTY AND EQUIPMENT, NET (Details) - USD ($)		12 Months Ended
	Oct. 12, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
PROPERTY AND EQUIPMENT, NET
Less: accumulated depreciation and amortization		$ (2,895,174)	$ (2,860,685)
Property and equipment, net		5,134,566	1,365,036
Depreciation expense		303,269	259,122	$ 265,689
Assets under finance lease included in property and equipment		$ 0	$ 5,421
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]		Property and equipment, net	Property and equipment, net
Depreciation expense related to assets under finance lease		$ 0	$ 5,421
Acquisition of an integrated electroplating production line	$ 4,000,000
Office equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment		187,234	167,594
Production equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment		7,357,634	3,669,040
Motor vehicles
PROPERTY AND EQUIPMENT, NET
Property and equipment		389,333	317,562
Leasehold improvements
PROPERTY AND EQUIPMENT, NET
Property and equipment		$ 95,539	$ 71,525